Income Taxes	12 Months Ended
Mar. 31, 2021
Major components of tax expense (income) [abstract]
Income Taxes	INCOME TAXES
Income tax expense (recovery) for the year is as follows:

Year ended	March 31,
	2021	2020
Current tax expense	$	$
Current tax expense for the year	1,515	237
Total current tax expense	1,515	237

Deferred tax expense (recovery)
Origination and reversal of temporary differences	(3,797)	(3,202)
Total deferred tax recovery	(3,797)	(3,202)
Total income tax recovery	(2,282)	(2,965)

The Group’s effective income tax rate differs from the combined Federal, U.S. State and Provincial Canadian statutory tax rate as follows:

Year ended	March 31,
	2021		2020
	%	$	%	$
Loss before income taxes		(19,620)		(42,632)
Company's statutory tax rate	26.5	(5,199)	26.5	(11,297)
Non-deductible share-based compensation expense	(4.2)	815	(1.6)	689
Other non-deductible and tax exempt items	(2.8)	549	(1.1)	490
Change in unrecognized deferred tax assets	(10.6)	2,076	(15.9)	6,795
Impairment of intangibles and goodwill	—	—	(0.7)	310
Other	2.7	(523)	(0.1)	48
Effective income tax rate	11.6	(2,282)	7.1	(2,965)

The Group’s applicable tax rate is the Canadian combined rates applicable in the jurisdictions in which the Group operates.
Deferred income tax assets and liabilities
The amounts recognized in the consolidated statement of financial position consist of:

As at	March 31,
	2021	2020
	$	$
Deferred tax liabilities	(2,980)	(4,057)
Deferred tax assets	7,465	4,652
	4,485	595

11. INCOME TAXES (CONT’D)
Movements in temporary differences during the year were as follows:

As at	March 31, 2021				March 31, 2020
	Opening balance	Recognized in earning	Recognized to other comprehensive loss	Total	Opening balance	Recognized in earning	Business acquisitions	Total
	$	$	$	$	$	$	$	$
Losses available for carryforward and other tax deductions	11,052	2,064	—	13,116	13,669	(2,884)	267	11,052
Deferred financing costs	700	(142)	—	558	908	(211)	3	700
Total deferred tax assets	11,752	1,922	—	13,674	14,577	(3,095)	270	11,752
Intangibles and goodwill	(7,873)	1,744	—	(6,129)	(11,499)	6,310	(2,684)	(7,873)
Tax credits and other	(3,284)	131	93	(3,060)	(2,148)	(13)	(1,123)	(3,284)
Total deferred tax liability	(11,157)	1,875	93	(9,189)	(13,647)	6,297	(3,807)	(11,157)
Net carrying amount	595	3,797	93	4,485	930	3,202	(3,537)	595

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date (¹)	USA
$
2037	13,307
Indefinite	16,315
29,622

(1)Net operating losses amounting to $19,779,000 of which $13,307,000 will expire in 2037, are limited due to the U.S. tax rules applicable on the acquisition of Alithya USA, Inc. (formerly “Edgewater Technology Inc.”) in the year end March 31, 2019. In addition, the Company has i) state losses amounting to $28,409,000 (with expiry dates ranging from 2022 to 2041) and ii) deductible temporary differences totaling $23,309,000 for which no deferred tax benefit has been recognized.